DIVIDEND DISTRIBUTION	12 Months Ended
Dec. 31, 2018
DIVIDEND DISTRIBUTION
DIVIDEND DISTRIBUTION

18.   DIVIDEND DISTRIBUTION

On March 7, 2017, the Board of Directors approved an annual dividend distribution of USD 0.04 per ordinary share to shareholders of record as of the close of business on March 23, 2017, representing RMB 385.11 million in total, and was paid out of the Company’s capital premium account in March, 2017.

On March 9, 2018, the Board of Directors approved an annual dividend distribution of USD 0.02 per ordinary share to shareholders of record as of the close of business on March 27, 2018, representing RMB 177.50 million in total, and was paid out of the Company’s capital premium account in April, 2018.